Derecognition of financial assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of associated liabilities	$ 22,512	$ 21,994	$ 21,459
Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	20,765	21,110	20,498
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 4,193	$ 3,285	$ 2,679